THE ADVISORS' INNER CIRCLE FUND

              WESTWOOD SHORT DURATION HIGH YIELD FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 28, 2013
                                     TO THE
     A CLASS SHARES PROSPECTUS, INSTITUTIONAL CLASS SHARES PROSPECTUS (THE
                              "PROSPECTUSES") AND
              THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
              DATED MARCH 1, 2013, AS SUPPLEMENTED APRIL 26, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Effective June 28, 2013, A Class Shares of the Fund have commenced operations and are available for purchase. Accordingly, all references in the Prospectuses and SAI to the contrary are hereby deleted. In addition, the Prospectuses and SAI are supplemented and amended as follows:

1.   The Fund's A Class Shares ticker symbol is WSDAX.

2. The first sentence of the second paragraph in the Fund's "Performance Information" summary section of the A Class Shares Prospectus is hereby deleted and replaced with the following:

A Class Shares of the Fund commenced operations on June 28, 2013 and do not have a full calendar year of performance.

3. The text in the Fund's "Purchase and Sale of Fund Shares" summary section of the A Class Shares Prospectus is hereby deleted and replaced with the following:

To purchase shares of the Fund for the first time, including an initial purchase through an individual retirement account ("IRA") or other tax qualified account, you must invest at least $5,000. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at Westwood Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Westwood Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-877-FUND-WHG (1-877-386-3944).

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

4. The third paragraph in the section entitled "Purchasing, Selling and Exchanging Fund Shares" of the A Class Shares Prospectus is hereby deleted and replaced with the following:

The Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund also offer Institutional Shares that are not subject to sales charges or distribution (12b-1) fees with a minimum initial investment of $100,000. Because Institutional Shares will always be a more favorable investment than A Class Shares for investments of $100,000 or more, the Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund will generally not accept a purchase order for A Class Shares in the amount of $100,000 or more. While the Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund will take reasonable steps to prevent investments of $100,000 or more in A Class Shares, they may not be able to identify such investments made through certain financial intermediaries or omnibus accounts. Although Institutional Shares may not be offered by your financial intermediary, you can purchase Institutional Shares directly from the Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund.

5. The text in the sub-section entitled "Minimum Purchases" in the "Purchasing, Selling and Exchanging Fund Shares" section of the A Class Shares Prospectus is hereby deleted and replaced with the following:

You can open an account with the Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund, including an initial purchase through an individual retirement account ("IRA") or other tax qualified account, with a minimum initial investment of $5,000. A Class Shares of the Westwood Global Equity Fund, the Westwood Global Dividend Fund and the Westwood Emerging Markets Plus Fund are currently not available for purchase. There is no minimum for subsequent investments. Each Fund may accept initial investments of smaller amounts in its sole discretion.

6. In the sub-section entitled "Fund Codes" in the "Purchasing, Selling and Exchanging Fund Shares" section of the A Class Shares Prospectus, the following text is hereby added as the third row of the chart:

--------------------------------------------------------------------------------
FUND NAME                    TICKER SYMBOL         CUSIP         FUND CODE
--------------------------------------------------------------------------------
Westwood Short Duration          WSDAX           0075W0452          3987
High Yield Fund
--------------------------------------------------------------------------------

7. The first paragraph in the Fund's "Purchase and Sale of Fund Shares" summary section of the Institutional Class Shares Prospectus is hereby deleted and replaced with the following:

To purchase Institutional Shares of the Fund for the first time, you must invest at least $100,000. There is no minimum for subsequent investments.

8. The text in the sub-section entitled "Minimum Purchases" in the "Purchasing, Selling and Exchanging Fund Shares" section of the Institutional Class Shares Prospectus is hereby deleted and replaced with the following:

You can open an account with the Westwood LargeCap Value Fund, the Westwood Income Opportunity Fund, the Westwood Short Duration High Yield Fund and the Westwood Emerging Markets Fund with a minimum initial investment of $100,000. You can open an account with the Westwood Dividend Growth Fund, the Westwood SMidCap Plus Fund, the Westwood SMidCap Fund, the Westwood SmallCap Value Fund, the Westwood Global Equity Fund and the Westwood Global Dividend Fund with a minimum initial investment of $5,000. The Westwood Emerging Markets Plus Fund is currently not available for purchase. There is no minimum for subsequent investments. Each Fund may accept initial investments of smaller amounts in its sole discretion.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-034-0100